Non-life and Life and Health Reserves - Net favorable prior year loss development (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Liability for Claims and Claims Adjustment Expense [Line Items]
Total net favorable prior year loss development	$ 676,574	$ 830,705	$ 660,413
P&C [Member]
Liability for Claims and Claims Adjustment Expense [Line Items]
Total net favorable prior year loss development	389,672	473,564	468,422
Specialty [Member]
Liability for Claims and Claims Adjustment Expense [Line Items]
Total net favorable prior year loss development	$ 286,902	$ 357,141	$ 191,991